Application of New and Revised IFRS® Accounting Standards, International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC®”) Interpretations and Standing Interpretations Committee (“SIC®”) Interpretations Issued by The International Accounting Standards Board (“IASB”), (Collectively, “IFRSs”) - Schedule of Amendments to IFRSs and New interpretation (Details) - IAS 21 [Member]
12 Months Ended
Dec. 31, 2025
Schedule of Amendments to IFRSs and New interpretation [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 21, “Lack of Exchangeability”
Effective date issued by IASB	January 1, 2025